Notes Payable - Related Party (Details) - Notes Payable Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Note Payable		$ 100,000
Accrued interest	$ 19,438	$ 17,688